UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21978

Pioneer Series Trust VI
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Floating Rate Fund

NQ | January 31, 2019

Ticker Symbols: Class A FLARX Class C FLRCX Class Y FLYRX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 100.3%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 96.6% of Net Assets*(a)
	Aerospace & Defense - 2.9%
1,332,500	Accudyne Industries Borrower SCA/Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 5.499% (LIBOR + 300 bps), 8/18/24	$1,302,799
1,971,312	Air Canada, Replacement Term Loan, 4.5% (LIBOR + 200 bps), 10/6/23	1,966,360
490,000	American Airlines, Inc., 2017 Class B Term Loan, 4.5% (LIBOR + 200 bps), 4/28/23	475,708
863,179	American Airlines, Inc., 2017 Class B Term Loan, 4.509% (LIBOR + 200 bps), 12/14/23	838,286
3,879,991	American Airlines, Inc., 2018 Replacement Term Loan, 4.252% (LIBOR + 175 bps), 6/27/25	3,731,461
1,068,157	DynCorp International, Inc., Term Loan B2, 8.513% (LIBOR + 600 bps), 7/7/20	1,062,816
2,192,016	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.749% (LIBOR + 225 bps), 5/17/24	2,098,856
1,135,383	MRO Holdings, Inc., Initial Term Loan, 7.427% (LIBOR + 475 bps), 10/25/23	1,136,802
1,723,750	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 8.06% (LIBOR + 525 bps), 4/29/24	1,684,966
2,698,540	Transdigm, Inc., New Tranche F Term Loan, 4.999% (LIBOR + 250 bps), 6/9/23	2,643,819
1,414,177	Transdigm, Inc., New Tranche G Term Loan, 4.999% (LIBOR + 250 bps), 8/22/24	1,382,579
1,654,898	United AirLines, Inc., Refinanced Term Loan, 4.249% (LIBOR + 175 bps), 4/1/24	1,645,590
2,344,125	WP CPP Holdings, LLC, First Lien Initial Term Loan, 6.509% (LIBOR + 375 bps), 4/30/25	2,314,823
	Total Aerospace & Defense	$22,284,865
	Automobile - 4.5%
1,135,793	Allison Transmission, Inc., New Term Loan, 4.26% (LIBOR + 175 bps), 9/23/22	$1,131,534
1,470,696	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.76% (LIBOR + 225 bps), 4/6/24	1,422,285
1,368,687	Bombardier Recreational Products, Inc., Term B Loan, 4.5% (LIBOR + 200 bps), 5/23/25	1,347,017
985,010	Bright Bidco BV (aka Lumileds LLC), 2018 Refinancing Term B Loan, 6.205% (LIBOR + 350 bps), 6/30/24	742,451
962,500	Commercial Vehicle Group, Inc., (CVG) Initial Term Loan, 8.499% (LIBOR + 600 bps), 4/12/23	952,875
1,524,408	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.499% (LIBOR + 200 bps), 11/2/23	1,481,214
2,518,070	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.257% (LIBOR + 275 bps), 11/8/23	2,387,969
2,000,000(b)	Dana, Inc., Term B Loan, 11/14/25	1,980,000
1,580,792	Gates Global LLC, Initial B-2 Dollar Term Loan, 5.249% (LIBOR + 275 bps), 4/1/24	1,550,712
3,325,000	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.51% (LIBOR + 200 bps), 3/3/25	3,208,625
997,500	Honeywell Technologies S.a r.l. (aka Garrett Motion, Inc.), Dollar Tranche B Term Loan, 5.33% (LIBOR + 250 bps), 9/27/25	975,680
1,942,985	KAR Auction Services, Inc., Tranche B-5 Term Loan, 5.313% (LIBOR + 250 bps), 3/9/23	1,933,270
4,153,215	Navistar, Inc., Tranche B Term Loan, 6.02% (LIBOR + 350 bps), 11/6/24	4,096,004
1,575,172	Superior Industries International, Inc., Replacement Term Loan, 6.499% (LIBOR + 400 bps), 5/22/24	1,543,669
2,405,000(b)	Thor Industries, Inc., Term Loan B, 2/1/26	2,311,806
2,538,689	TI Group Automotive Systems LLC, Initial US Term Loan, 4.999% (LIBOR + 250 bps), 6/30/22	2,460,414
2,432,712	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.313% (LIBOR + 275 bps), 3/7/24	2,338,444
1,807,917	Visteon Corp., New Term Loan, 4.281% (LIBOR + 175 bps), 3/25/24	1,767,238
	Total Automobile	$33,631,207
	Beverage, Food & Tobacco - 2.9%
500,000	8th Avenue Food & Provisions, Inc., First Lien Term Loan, 6.253% (LIBOR + 375 bps), 10/1/25	$498,750
3,809,346	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.999% (LIBOR + 350 bps), 10/10/23	3,671,257
2,253,639	CTI Foods Holding Co. LLC, First Lien Term Loan, 6.1% (LIBOR + 350 bps), 6/29/20	1,543,743
2,157,688	Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 7.053% (LIBOR + 425 bps), 7/29/23	1,923,939
1,317,378	H-Food Holdings LLC (aka Hearthside Food Solutions LLC), Initial Term Loan, 6.186% (LIBOR + 369 bps), 5/23/25	1,271,269
4,113,925	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 5.257% (LIBOR + 250 bps), 10/30/22	4,077,928
2,739,248	Post Holdings, Inc., Series A, Incremental Term Loan, 4.52% (LIBOR + 200 bps), 5/24/24	2,711,856
1,497,994	Shearer's Foods LLC, First Lien Term Loan, 6.749% (LIBOR + 425 bps), 6/30/21	1,478,021
1,044,750	Sigma Holdco BV (aka Flora Foods), Facility B2, 5.797% (LIBOR + 300 bps), 7/2/25	1,007,314
1,200,000	Sunshine Investments BV (aka Refresco Group), Facility B3, 5.866% (LIBOR + 325 bps), 3/28/25	1,183,500
2,482,462	Utz Quality Foods LLC, First Lien Initial Term Loan, 5.999% (LIBOR + 350 bps), 11/21/24	2,476,256
	Total Beverage, Food & Tobacco	$21,843,833
	Broadcasting & Entertainment - 4.0%
1,975,000	Altice Financing SA, October 2017 USD Term Loan, 5.253% (LIBOR + 275 bps), 1/31/26	$1,834,281
1,092,282	CBS Radio, Inc., Additional Term B-1 Loan, 5.252% (LIBOR + 275 bps), 11/18/24	1,062,244
5,384,908	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.5% (LIBOR + 200 bps), 4/30/25	5,322,308
2,548,506	Creative Artists Agency LLC, Refinancing Term Loan, 5.503% (LIBOR + 300 bps), 2/15/24	2,520,898
3,081,456	Gray Television, Inc., Term B-2 Loan, 4.77% (LIBOR + 225 bps), 2/7/24	3,037,160
2,250,000	Gray Television, Inc., Term C Loan, 5.02% (LIBOR + 250 bps), 1/2/26	2,219,062
1,082,749	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.547% (LIBOR + 575 bps), 8/13/21	1,061,288
997,500	NAI Entertainment Holdings LLC, Tranche B Term Loan, 5.0% (LIBOR + 250 bps), 5/8/25	982,537
1,975,000	Numericable US LLC, USD Term B-12 Loan, 6.196% (LIBOR + 369 bps), 1/31/26	1,854,031
1,522,875	Numericable US LLC, USD TLB-11 Term Loan, 5.249% (LIBOR + 275 bps), 7/31/25	1,413,735
2,397,947	Quebecor Media, Inc., Facility B-1 Tranche, 4.866% (LIBOR + 225 bps), 8/17/20	2,390,453
4,671,729	Sinclair Television Group, Inc., Tranche B Term Loan, 4.75% (LIBOR + 225 bps), 1/3/24	4,636,691
Principal
Amount
USD ($)		Value
	Broadcasting & Entertainment - (continued)
1,803,253	UPC Financing Partnership , Facility AR, 5.009% (LIBOR + 250 bps), 1/15/26	$1,778,619
	Total Broadcasting & Entertainment	$30,113,307
	Building Materials - 3.0%
1,933,741	American Bath Group LLC, First Lien Replacement Term Loan, 7.053% (LIBOR + 425 bps), 9/30/23	$1,919,238
2,225,987	American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 4.499% (LIBOR + 200 bps), 10/31/23	2,174,974
3,230,582	Builders FirstSource, Inc., Refinancing Term Loan, 5.803% (LIBOR + 300 bps), 2/29/24	3,095,705
1,888,280	Circor International, Inc., Initial Term Loan, 6.014% (LIBOR + 350 bps), 12/11/24	1,859,956
997,500	frontdoor, Inc., Initial Term Loan, 5.063% (LIBOR + 250 bps), 8/16/25	992,513
2,238,750	Hamilton Holdco LLC (Reece International Pty, Ltd.), Term Loan, 4.81% (LIBOR + 200 bps), 7/2/25	2,219,105
1,662,438	Janus International Group LLC, Initial First Lien Term Loan, 5.499% (LIBOR + 300 bps), 2/12/25	1,604,252
2,537,250	Southwire Co. LLC (fka Southwire Co.), Initial Term Loan, 4.508% (LIBOR + 200 bps), 5/19/25	2,499,191
3,586,190	Summit Materials LLC, New Term Loan, 4.499% (LIBOR + 200 bps), 11/21/24	3,498,777
3,002,506	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.499% (LIBOR + 500 bps), 9/29/23	2,995,000
	Total Building Materials	$22,858,711
	Buildings & Real Estate - 2.1%
491,607	Associated Asphalt Partners LLC, Tranche B Term Loan, 7.749% (LIBOR + 525 bps), 4/5/24	$ 479,317
3,723,741	Beacon Roofing Supply, Inc., Initial Term Loan, 4.769% (LIBOR + 225 bps), 1/2/25	3,633,972
2,384,025	DTZ US Borrower LLC (aka Cushman & Wakefield), Closing Date Term Loan, 5.749% (LIBOR + 325 bps), 8/21/25	2,345,285
965,250	Packers Holdings LLC, Initial Term Loan, 5.514% (LIBOR + 300 bps), 12/4/24	938,102
1,541,525	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 5.249% (LIBOR + 275 bps), 6/27/24	1,529,963
3,211,171	Uniti Group, Inc., Shortfall Term Loan, 5.499% (LIBOR + 300 bps), 10/24/22	3,014,487
3,931,818	VICI Properties 1 LLC, Term B Loan, 4.503% (LIBOR + 200 bps), 12/20/24	3,866,699
	Total Buildings & Real Estate	$15,807,825
	Chemicals, Plastics & Rubber - 7.7%
1,804,270	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.956% (LIBOR + 325 bps), 9/13/23	$1,781,717
1,359,390	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.956% (LIBOR + 325 bps), 9/13/23	1,342,398
888,750	Archroma Finance S.a r.l., Facility B2, 6.798% (LIBOR + 400 bps), 8/12/24	869,864
1,797,625	Ashland LLC, Term B Loan, 4.263% (LIBOR + 175 bps), 5/17/24	1,785,455
2,389,901	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.553% (LIBOR + 175 bps), 6/1/24	2,351,213
1,746,797	Berry Global, Inc. (fka Berry Plastics Corp.), Term Q Loan, 4.516% (LIBOR + 200 bps), 10/1/22	1,724,417
491,250	Berry Global, Inc. (fka Berry Plastics Corp.), Term R Loan, 4.516% (LIBOR + 200 bps), 1/19/24	485,899
3,967,677	Chemours Co., Tranche B-2 US Dollar Term Loan, 4.25% (LIBOR + 175 bps), 4/3/25	3,906,476
1,891,110	Consolidated Container Co., LLC, First Lien Initial Term Loan, 5.249% (LIBOR + 275 bps), 5/22/24	1,853,761
1,000,000	Entegris, Inc. , Tranche B Term Loan, 4.499% (LIBOR + 200 bps), 11/6/25	993,125
163,826	Ferro Corp., Tranche B-1 Term Loan, 5.053% (LIBOR + 225 bps), 2/14/24	162,051
401,269	Ferro Corp., Tranche B-2 Term Loan, 5.053% (LIBOR + 225 bps), 2/14/24	396,922
392,731	Ferro Corp., Tranche B-3 Term Loan, 5.053% (LIBOR + 225 bps), 2/14/24	388,477
319,762	H.B. Fuller Co., Commitment, 4.503% (LIBOR + 200 bps), 10/20/24	314,537
2,475,000	HD Supply Waterworks, Ltd., Initial Term Loan, 5.721% (LIBOR + 300 bps), 8/1/24	2,449,218
990,000	Ineos US Finance LLC, New 2024 Dollar Term Loan, 4.499% (LIBOR + 200 bps), 4/1/24	963,835
1,862,632	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.803% (LIBOR + 300 bps), 5/27/22	1,834,693
2,139,638	LTI Holdings, Inc., First Lien Initial Term Loan, 5.999% (LIBOR + 350 bps), 9/6/25	2,072,774
1,012,500	Natgasoline LLC, Initial Term Loan, 6.25% (LIBOR + 350 bps), 11/14/25	1,013,740
2,552,842	Omnova Solutions, Inc., Term B-2 Loan, 5.749% (LIBOR + 325 bps), 8/25/23	2,520,931
1,013,586	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.803% (LIBOR + 200 bps), 7/25/24	996,690
1,195,851(b)	Platform Specialty Products Corp. (Macdermid, Inc.), Initial Term Loan, 1/30/26	1,186,135
4,105,283	Polyone Corp., Term B-5 Loan, 4.266% (LIBOR + 175 bps), 1/30/26	4,061,664
1,982,704	PQ Corp., Third Amendment Tranche B-1 Term Loan, 5.244% (LIBOR + 250 bps), 2/8/25	1,936,233
2,298,887	Reynolds Group Holdings, Inc., Incremental US Term Loan, 5.249% (LIBOR + 275 bps), 2/5/23	2,270,948
643,499	Ring Container Technologies Group LLC, First Lien Initial Term Loan, 5.249% (LIBOR + 275 bps), 10/31/24	630,629
1,175,000	Starfruit Finco BV (Starfruit US Holdco LLC) (aka AkzoNobel), Initial Dollar Term Loan, 5.753% (LIBOR + 325 bps), 10/1/25	1,152,087
1,763,877	Tank Holding Corp., Replacement Term Loan, 5.763% (LIBOR + 325 bps), 3/16/22	1,739,624
2,586,312	Tata Chemicals North America, Term Loan, 5.563% (LIBOR + 275 bps), 8/7/20	2,566,914
1,930,500	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 5.749% (LIBOR + 325 bps), 10/17/24	1,879,824
748,256	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	739,526
1,726,744	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	1,706,598
2,468,844	Twist Beauty International Holdings SA, Facility B2, 5.886% (LIBOR + 300 bps), 4/22/24	2,404,037
1,527,228	Univar USA, Inc., Term B-3 Loan, 4.749% (LIBOR + 225 bps), 7/1/24	1,499,547
2,783,122	Versum Materials, Inc. (formerly known as Versum Materials LLC), Term Loan, 4.803% (LIBOR + 200 bps), 9/29/23	2,782,688
312,866	W.R. Grace & Co-CONN, Term B-1 Loan, 4.553% (LIBOR + 175 bps), 4/3/25	309,640
536,342	W.R. Grace & Co-CONN, Term B-2 Loan, 4.553% (LIBOR + 175 bps), 4/3/25	530,811
	Total Chemicals, Plastics & Rubber	$57,605,098
Principal
Amount
USD ($)		Value
	Computers & Electronics - 2.6%
2,973,693	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.499% (LIBOR + 300 bps), 9/19/24	$2,913,292
1,000,000	Celestica, Inc., Incremental Term B–2 Loan, 5.002% (LIBOR + 250 bps), 6/27/25	986,250
995,000	Celestica, Inc., Term B Loan, 4.627% (LIBOR + 213 bps), 6/27/25	970,125
997,500	Cohu, Inc., Initial Term B Loan, 5.813% (LIBOR + 300 bps), 10/1/25	985,031
1,600,000	Dynatrace LLC, First Lien Term Loan, 5.749% (LIBOR + 325 bps), 8/22/25	1,588,667
1,880,000	Energizer Holdings, Inc., Term B Loan, 4.758% (LIBOR + 225 bps), 12/17/25	1,869,425
1,154,041	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 7.053% (LIBOR + 425 bps), 6/26/25	1,125,190
2,084,250	Iron Mountain Information Management LLC, Incremental Term B Loan, 4.249% (LIBOR + 175 bps), 1/2/26	2,017,789
614,661	Ivanti Software, Inc. (fka LANDesk Group, Inc.), First Lien Term Loan, 6.76% (LIBOR + 425 bps), 1/20/24	598,718
754,077	Kronos, Inc., First Lien Incremental Term Loan, 5.541% (LIBOR + 300 bps), 11/1/23	741,195
2,215,617	Microchip Technology, Inc., Initial Term Loan, 4.5% (LIBOR + 200 bps), 5/29/25	2,184,219
1,237,540	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.249% (LIBOR + 175 bps), 3/31/23	1,224,681
1,912,969	Ultra Clean Holdings, Inc., Term Loan B, 7.013% (LIBOR + 450 bps), 8/27/25	1,865,145
	Total Computers & Electronics	$19,069,727
	Construction & Building - 0.7%
1,827,759	Installed Building Products, Inc., Tranche B-2 Term Loan, 4.999% (LIBOR + 250 bps), 4/15/25	$1,759,218
1,488,750	McDermott International, Inc., Term Loan, 7.499% (LIBOR + 500 bps), 5/12/25	1,432,922
2,635,746	Quikrete Holdings, Inc., First Lien Initial Term Loan, 5.249% (LIBOR + 275 bps), 11/15/23	2,561,342
	Total Construction & Building	$5,753,482
	Containers, Packaging & Glass - 0.5%
395,497	Crown Holdings, Inc., Dollar Term B Loan, 4.513% (LIBOR + 200 bps), 4/3/25	$396,156
3,127,083	Plastipak Holdings, Inc., Tranche B Term Loan, 5.0% (LIBOR + 250 bps), 10/14/24	3,064,542
	Total Containers, Packaging & Glass	$3,460,698
	Diversified & Conglomerate Manufacturing - 0.8%
799,063	Commercial Barge Line Co., Initial Term Loan, 11.249% (LIBOR + 875 bps), 11/12/20	$566,002
673,724	Delos Finance S.a r.l., New Term Loan, 4.553% (LIBOR + 175 bps), 10/6/23	673,423
1,402,950	Pelican Products, Inc., First Lien Term Loan, 6.013% (LIBOR + 350 bps), 5/1/25	1,376,645
1,118,115	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.749% (LIBOR + 525 bps), 6/30/22	1,112,524
2,265,500	WKI Holding Co., Inc. (aka World Kitchen), Initial Loan, 6.541% (LIBOR + 400 bps), 5/1/24	2,225,854
	Total Diversified & Conglomerate Manufacturing	$5,954,448
	Diversified & Conglomerate Service - 8.2%
3,991,664	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.749% (LIBOR + 325 bps), 8/30/24	$3,878,149
3,105,978	Alion Science and Technology Corp., First Lien Term Loan, 6.999% (LIBOR + 450 bps), 8/19/21	3,090,448
1,250,000	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Incremental Term Loan, 6.749% (LIBOR + 425 bps), 7/28/22	1,215,625
1,562,040	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.249% (LIBOR + 375 bps), 7/28/22	1,501,511
191,484	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.499% (LIBOR + 200 bps), 4/2/25	189,450
789,369	Avis Budget Car Rental LLC, Tranche B Term Loan, 4.5% (LIBOR + 200 bps), 2/13/25	781,869
1,672,390	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.883% (LIBOR + 325 bps), 3/3/25	1,609,676
653,483	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 4.499% (LIBOR + 200 bps), 6/30/23	652,258
2,906,461	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.249% (LIBOR + 175 bps), 11/7/23	2,864,050
2,424,950	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.249% (LIBOR + 375 bps), 8/16/23	2,421,919
980,000	Conduent, Inc., Term B Loan, 4.999% (LIBOR + 250 bps), 12/7/23	968,362
3,209,438	Constellis Holdings LLC, First Lien Term B Loan, 7.744% (LIBOR + 500 bps), 4/21/24	3,089,084
1,540,057	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.499% (LIBOR + 300 bps), 2/3/25	1,490,005
2,313,548	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.494% (LIBOR + 475 bps), 9/29/23	2,176,663
2,042,053	Filtration Group Corp., Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 3/29/25	2,028,438
2,492,653	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 6.063% (LIBOR + 325 bps), 6/28/24	2,441,242
243,328	IAP Worldwide Services, Inc., Second Lien Term Loan, 9.303% (LIBOR + 650 bps), 7/18/19	241,807
314,783	Iqvia, Inc. (Quintiles IMS), Term B-1 Dollar Loan, 4.803% (LIBOR + 200 bps), 3/7/24	312,501
1,492,500	Iqvia, Inc. (Quintiles IMS), Term B-3 Dollar Loan, 4.249% (LIBOR + 175 bps), 6/11/25	1,469,647
1,850,484	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.999% (LIBOR + 250 bps), 8/18/22	1,818,485
997,487	Mitchell International, Inc., First Lien Initial Term Loan, 5.749% (LIBOR + 325 bps), 11/29/24	957,588
987,538	NAB Holdings, LLC (aka North American Bancard Holdings), 2018 Refinancing Term Loan, 5.803% (LIBOR + 300 bps), 7/1/24	957,912
4,262,646	NVA Holdings, Inc., First Lien Term B3 Loan, 5.249% (LIBOR + 275 bps), 2/2/25	4,092,140
1,865,702	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.503% (LIBOR + 200 bps), 3/18/24	1,858,006
3,144,103	Press Ganey Holdings, Inc., First Lien Incremental B-2018 Term Loans, 5.249% (LIBOR + 275 bps), 10/23/23	3,096,941
1,990,000	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 5.249% (LIBOR + 275 bps), 6/27/25	1,965,125
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 9.249% (LIBOR + 675 bps), 6/26/26	495,625
Principal
Amount
USD ($)		Value
	Diversified & Conglomerate Service - (continued)
2,947,500	Team Health Holdings, Inc., Initial Term Loan, 5.249% (LIBOR + 275 bps), 2/6/24	$ 2,660,119
2,536,992	Tempo Acquisition LLC, Initial Term Loan, 5.499% (LIBOR + 300 bps), 5/1/24	2,495,766
439,000	Thermon Holding Corp., Term B Loan, 6.27% (LIBOR + 375 bps), 10/30/24	439,000
1,407,286	Trico Group LLC, First Lien Initial Term Loan, 9.207% (LIBOR + 650 bps), 2/2/24	1,382,659
993,747	Verra Mobility Corp. (aka American Traffic Solutions), First Lien Initial Term Loan, 6.249% (LIBOR + 375 bps), 2/28/25	992,090
965,150	West Corp., Incremental Term B-1 Loan, 5.999% (LIBOR + 350 bps), 10/10/24	881,504
3,483,484	West Corp., Initial Term B Loan, 6.499% (LIBOR + 400 bps), 10/10/24	3,210,466
1,394,921	WEX, Inc., Term B-2 Loan, 4.749% (LIBOR + 225 bps), 6/30/23	1,377,233
988,530	Worldpay LLC, New Term B-4 Loan, 4.222% (LIBOR + 175 bps), 8/9/24	984,081
	Total Diversified & Conglomerate Service	$62,087,444
	Ecological - 0.2%
1,781,756	Clean Harbors, Inc., Initial Term Loan, 4.249% (LIBOR + 175 bps), 6/28/24	$1,767,279
	Total Ecological	$1,767,279
	Educational Services - 0.3%
2,713,755	Laureate Education, Inc., Series 2024 Term Loan, 6.549% (PRIME + 250 bps/LIBOR + 350 bps), 4/26/24	$2,705,844
	Total Educational Services	$2,705,844
	Electric & Electrical - 0.8%
2,559,065	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.5% (LIBOR + 200 bps), 9/7/23	$2,528,553
1,229,354	Micron Technology, Inc., Term Loan, 4.25% (LIBOR + 175 bps), 4/26/22	1,219,882
818,323	MKS Instruments, Inc., Tranche B-4 Term Loan, 4.249% (LIBOR + 175 bps), 5/1/23	817,684
1,424,358	Rackspace Hosting, Inc., First Lien Term B Loan, 5.582% (LIBOR + 300 bps), 11/3/23	1,325,445
	Total Electric & Electrical	$5,891,564
	Electronics - 3.9%
321,748	4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 6.999% (LIBOR + 450 bps), 5/8/20	$312,095
1,014,921	Access CIG LLC, First Lien Term B Loan, 6.457% (LIBOR + 375 bps), 2/27/25	1,009,212
1,681,499	Avast Software BV, 2018 Refinancing Dollar Term Loan, 5.303% (LIBOR + 250 bps), 9/29/23	1,665,735
1,750,000	Cabot Microelectronics Corp., Initial Term Loan, 4.75% (LIBOR + 225 bps), 11/14/25	1,735,760
1,866,719	First Data Corp., 2022D New Dollar Term Loan, 4.519% (LIBOR + 200 bps), 7/8/22	1,861,585
2,841,078	First Data Corp., 2024A New Dollar Term Loan, 4.519% (LIBOR + 200 bps), 4/26/24	2,833,680
1,047,375	Globallogic Holdings, Inc., Initial Term Loan, 5.749% (LIBOR + 325 bps), 8/1/25	1,038,184
2,240,079	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 7.553% (LIBOR + 475 bps), 3/31/22	2,209,278
1,660,434	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.999% (LIBOR + 450 bps), 10/20/22	1,604,912
1,212,115	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 5.0% (LIBOR + 250 bps), 7/2/21	1,191,913
5,145,796	Scientific Games International, Inc., Initial Term B-5 Loan, 5.249% (LIBOR + 275 bps), 8/14/24	4,994,638
445,263	Sensata Technologies BV (Sensata Technologies Finance Co., LLC), Sixth Amendment Term Loan, 4.264% (LIBOR + 175 bps), 10/14/21	445,486
580,622	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 4.749% (LIBOR + 225 bps), 7/8/22	576,147
703,928	SS&C Technologies Holdings, Inc., Term B-3 Loan, 4.749% (LIBOR + 225 bps), 4/16/25	690,969
270,754	SS&C Technologies Holdings, Inc., Term B-4 Loan, 4.749% (LIBOR + 225 bps), 4/16/25	265,770
997,485	SS&C Technologies Holdings, Inc., Term B-5 Loan, 4.749% (LIBOR + 225 bps), 4/16/25	980,307
1,145,946	TTM Technologies, Inc., Term Loan B, 5.02% (LIBOR + 250 bps), 9/28/24	1,117,297
1,609,528	Verint System, Inc., Refinancing Term Loan, 4.52% (LIBOR + 200 bps), 6/28/24	1,597,457
3,842,311	Western Digital Corp., US Term B-4 Loan, 4.26% (LIBOR + 175 bps), 4/29/23	3,757,058
	Total Electronics	$29,887,483
	Entertainment & Leisure - 0.6%
498,750	GBT Group Services BV (aka Amex GBT), Initial Term Loan, 5.115% (LIBOR + 250 bps), 8/13/25	$498,750
1,485,933	Live Nation Entertainment, Inc., Term B-3 Loan, 4.25% (LIBOR + 175 bps), 10/31/23	1,481,599
2,389,808	Sabre GLBL, Inc., (fka Sabre, Inc.), 2018 Other Term B Loan, 4.499% (LIBOR + 200 bps), 2/22/24	2,361,678
	Total Entertainment & Leisure	$4,342,027
	Environmental Services - 1.0%
2,340,706	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 4.664% (LIBOR + 225 bps), 11/10/23	$2,321,395
2,589,047	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.499% (LIBOR + 300 bps), 5/30/25	2,502,475
1,000,000(b)	Tunnel Hill Partners LP, Cov-Lite Term Loan B, 10/1/25	986,250
1,688,854	WCA Waste Systems, Inc., Initial Term Loan, 4.999% (LIBOR + 250 bps), 8/11/23	1,646,632
	Total Environmental Services	$7,456,752
	Farming & Agriculture - 0.2%
1,671,430	Dole Food Co., Inc., Tranche B Term Loan, 5.259% (PRIME + 175 bps/LIBOR + 275 bps), 4/6/24	$1,619,198
	Total Farming & Agriculture	$1,619,198
	Financial Services - 2.0%
2,520,736	Baring Private Equity Asia VI Holdings, Ltd., First Lien Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 10/26/22	$2,448,265
1,890,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 5.499% (LIBOR + 300 bps), 6/15/25	1,862,931
1,187,450	Everi Payments, Inc., Term B Loan, 5.499% (LIBOR + 300 bps), 5/9/24	1,170,752
2,825,000	Financial & Risk US Holdings, Inc. (aka Refinitiv), Initial Dollar Term Loan, 6.249% (LIBOR + 375 bps), 10/1/25	2,718,305
1,606,726	Freedom Mortgage Corp., Initial Term Loan, 7.249% (LIBOR + 475 bps), 2/23/22	1,602,710
2,630,886	RPI Finance Trust, Initial Term Loan B-6, 4.499% (LIBOR + 200 bps), 3/27/23	2,605,674
Principal
Amount
USD ($)		Value
	Financial Services - (continued)
2,188,549	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.499% (LIBOR + 200 bps), 4/10/23	$2,165,490
497,500	Trans Union LLC, 2018 Incremental Term B-4 Loan, 4.499% (LIBOR + 200 bps), 6/19/25	491,903
	Total Financial Services	$15,066,030
	Forest Products - 0.2%
1,728,226	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 6.098% (LIBOR + 350 bps), 11/20/23	$1,685,020
	Total Forest Products	$1,685,020
	Healthcare & Pharmaceuticals - 5.5%
1,150,038	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.999% (LIBOR + 250 bps), 2/16/23	$1,134,225
1,365,000	Agiliti Health, Inc., Initial Term Loan, 1.5% (UNFND + 150 bps), 1/4/26	1,361,588
1,353,391	Akorn, Inc., Term Loan, 8.0% (LIBOR + 550 bps), 4/16/21	1,103,014
3,364,267	Alkermes, Inc., 2023 Term Loan, 4.77% (LIBOR + 225 bps), 3/27/23	3,322,214
2,493,438	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.999% (LIBOR + 350 bps), 9/26/24	2,276,301
1,840,000(b)	Auris LuxCo (aka Sivantos Group), First Lien Term B Loan, 7/24/25	1,831,567
1,414,206	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.957% (LIBOR + 325 bps), 1/27/21	1,392,796
3,216,466	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.249% (LIBOR + 275 bps), 3/1/24	3,155,009
588,000	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 5.053% (LIBOR + 225 bps), 10/31/23	587,265
2,773,345	Concentra, Inc., First Lien Tranche B-1 Term Loan, 5.27% (LIBOR + 275 bps), 6/1/22	2,749,009
805,000	Diplomat Pharmacy, Inc., Initial Term B Loan, 7.0% (LIBOR + 450 bps), 12/20/24	803,323
1,277,669	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.75% (LIBOR + 425 bps), 4/29/24	1,268,087
2,349,875	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 5.749% (LIBOR + 325 bps), 7/27/23	2,338,125
984,849	Explorer Holdings, Inc., Initial Term Loan, 6.553% (LIBOR + 375 bps), 5/2/23	979,924
1,845,923	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	1,836,693
1,107,145	Greatbatch, Ltd., New Term B Loan, 5.51% (LIBOR + 300 bps), 10/27/22	1,099,303
680,269	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.664% (LIBOR + 225 bps), 1/31/25	672,681
2,611,229	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 6.249% (LIBOR + 375 bps), 4/7/22	2,578,589
2,917,376	Horizon Pharma, Inc., Fourth Amendment Refinanced Term Loan, 5.563% (LIBOR + 300 bps), 3/29/24	2,908,260
1,444,000	NMN Holdings III Corp., First Lien Closing Date Term Loan, 6.264% (LIBOR + 375 bps), 11/13/25	1,429,560
471,467	Prestige Brands, Inc., Term B-4 Loan, 4.499% (LIBOR + 200 bps), 1/26/24	464,248
1,955,225	Prospect Medical Holdings, Inc., Term B-1 Loan, 8.063% (LIBOR + 550 bps), 2/22/24	1,945,449
4,020,587	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.499% (LIBOR + 300 bps), 5/15/22	3,930,123
	Total Healthcare & Pharmaceuticals	$41,167,353
	Healthcare, Education & Childcare - 4.4%
1,922,406	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.999% (LIBOR + 450 bps), 10/24/23	$1,907,988
500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.499% (LIBOR + 1,000 bps), 4/24/24	496,250
2,791,242	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 6.008% (LIBOR + 350 bps), 5/10/23	2,724,950
962,500	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 5.263% (LIBOR + 275 bps), 11/27/25	949,988
5,300,816	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.513% (LIBOR + 300 bps), 6/2/25	5,253,193
1,292,627	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.749% (LIBOR + 225 bps), 5/20/24	1,285,457
1,745,625	Kindred Healthcare LLC, Closing Date Term Loan, 7.5% (LIBOR + 500 bps), 7/2/25	1,677,982
4,759,427	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.553% (LIBOR + 375 bps), 2/21/25	4,672,172
835,125	Lantheus Medical Imaging, Inc., Replacement Term Loan, 6.249% (LIBOR + 375 bps), 6/30/22	825,730
1,688,019	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.457% (LIBOR + 275 bps), 6/10/22	1,668,184
1,050,547	Quorum Health Corp., Term Loan, 9.249% (LIBOR + 675 bps), 4/29/22	1,049,890
3,451,493	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 7.129% (LIBOR + 450 bps), 11/16/25	3,377,072
2,689,500	Select Medical Corp., Tranche B Term Loan, 5.012% (PRIME + 150 bps/LIBOR + 250 bps), 3/6/25	2,669,329
498,737	Surgery Center Holdings, Inc., Initial Term Loan, 5.75% (LIBOR + 325 bps), 9/2/24	486,269
1,000,000	Universal Health Services, Inc., Incremental Tranche B Facility, 4.249% (LIBOR + 175 bps), 10/31/25	1,000,000
2,862,475	US Renal Care, Inc., First Lien Initial Term Loan, 7.053% (LIBOR + 425 bps), 12/30/22	2,818,344
634,096	Vizient, Inc., Term B-4 Loan, 5.249% (LIBOR + 275 bps), 2/13/23	631,243
	Total Healthcare, Education & Childcare	$33,494,041
	Home & Office Furnishings - 0.6%
2,139,500	Armstrong World Industries, Inc., Term Loan B, 5.374% (LIBOR + 275 bps), 3/31/23	$2,126,128
2,489,454	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 6.013% (LIBOR + 350 bps), 11/8/23	2,134,707
	Total Home & Office Furnishings	$4,260,835
	Hotel, Gaming & Leisure - 3.3%
3,361,382	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.749% (LIBOR + 225 bps), 2/16/24	$3,309,263
4,549,449	Boyd Gaming Corp., Refinancing Term B Loan, 4.664% (LIBOR + 225 bps), 9/15/23	4,502,535
699,441	ESH Hospitality, Inc., Third Repriced Term Loan, 4.499% (LIBOR + 200 bps), 8/30/23	688,824
Principal
Amount
USD ($)		Value
	Hotel, Gaming & Leisure - (continued)
2,058,000	Four Seasons Holdings, Inc., 2013 First Lien Term Loan, 4.499% (LIBOR + 200 bps), 11/30/23	$2,033,133
2,143,640	Golden Nugget, Inc. (aka Landry's, Inc.), Initial B Term Loan, 5.253% (LIBOR + 275 bps), 10/4/23	2,113,876
450,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 5.013% (LIBOR + 250 bps), 10/19/20	441,844
869,636	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 4.26% (LIBOR + 175 bps), 10/25/23	861,374
1,200,000	Marriott Ownership Resorts, Inc., Initial Term Loan, 4.749% (LIBOR + 225 bps), 8/29/25	1,190,000
2,659,788	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.499% (LIBOR + 200 bps), 3/21/25	2,622,662
2,500,000	Penn National Gaming, Inc., Term B-1 Facility Loan, 4.758% (LIBOR + 225 bps), 10/15/25	2,471,875
1,990,000	Stars Group Holdings BV, USD Term Loan, 6.303% (LIBOR + 350 bps), 7/10/25	1,975,572
1,943,987	Station Casinos LLC, Term B Facility Loan, 5.0% (LIBOR + 250 bps), 6/8/23	1,924,547
698,250	Wyndham Hotels & Resorts, Inc., Term Loan B, 4.249% (LIBOR + 175 bps), 5/30/25	687,922
	Total Hotel, Gaming & Leisure	$24,823,427
	Insurance - 2.3%
2,026,580	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.258% (LIBOR + 275 bps), 5/9/25	$1,953,117
1,218,782	AmWINS Group, Inc., First Lien Term Loan, 5.253% (LIBOR + 275 bps), 1/25/24	1,198,976
4,879,342	Asurion LLC (fka Asurion Corp.), New Term Loan B7, 5.499% (LIBOR + 300 bps), 11/3/24	4,810,422
573,662	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 5.499% (LIBOR + 300 bps), 11/3/23	565,631
2,226,638	Confie Seguros Holding II Co., Term B Loan, 7.457% (LIBOR + 475 bps), 4/19/22	2,222,116
831,222	FinCo I LLC (aka Fortress Investment Group), 2018 Replacement Term Loan, 4.499% (LIBOR + 200 bps), 12/27/22	823,533
2,049,915	Integro Parent, Inc., First Lien Initial Term Loan, 8.481% (LIBOR + 575 bps), 10/31/22	2,039,666
872,671	MPH Acquisition Holdings LLC, Initial Term Loan, 5.553% (LIBOR + 275 bps), 6/7/23	845,072
1,000,000	Sedgwick Holdings, Inc., Initial Term Loan, 5.749% (LIBOR + 325 bps), 12/31/25	977,500
1,876,250	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.803% (LIBOR + 300 bps), 5/16/24	1,804,718
	Total Insurance	$17,240,751
	Leasing - 1.5%
4,241,933	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.503% (LIBOR + 200 bps), 1/15/25	$4,206,937
4,137,226	Fly Funding II S.a r.l., Term Loan, 4.6% (LIBOR + 200 bps), 2/9/23	4,071,937
994,832(b)	Hertz Corp., Tranche Term B-1 Loan, 6/30/23	970,272
1,543,338	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.551% (LIBOR + 375 bps), 9/11/23	1,491,250
252,125	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 5.256% (LIBOR + 250 bps), 5/17/21	252,756
	Total Leasing	$10,993,152
	Leisure & Entertainment - 2.0%
1,766,125	24 Hour Fitness Worldwide, Inc., Term Loan, 5.999% (LIBOR + 350 bps), 5/30/25	$1,741,841
833,000	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), 2016 Incremental Term Loan, 4.759% (LIBOR + 225 bps), 12/15/23	821,026
2,061,448	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Initial Term Loan, 4.759% (LIBOR + 225 bps), 12/15/22	2,031,814
2,955,000	CityCenter Holdings LLC, Term B Loan, 4.749% (LIBOR + 225 bps), 4/18/24	2,910,675
987,500	E.W. Scripps Co., Tranche B Term Loan, 4.499% (LIBOR + 200 bps), 10/2/24	970,219
4,637,739	Fitness International LLC, Term B Loan, 5.749% (LIBOR + 325 bps), 4/18/25	4,562,376
941,242	MCC Iowa LLC, Tranche M Term Loan, 4.42% (LIBOR + 200 bps), 1/15/25	934,183
1,457,976	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.5% (LIBOR + 175 bps), 6/30/22	1,452,509
	Total Leisure & Entertainment	$15,424,643
	Machinery - 2.3%
909,470	AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 5.749% (LIBOR + 325 bps), 12/13/23	$865,133
2,009,217	Blount International, Inc., New Refinancing Term Loan, 6.249% (LIBOR + 375 bps), 4/12/23	2,007,962
1,953,759	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.803% (LIBOR + 200 bps), 5/18/24	1,924,453
1,300,400	Columbus McKinnon Corp., Repriced Term Loan, 5.303% (LIBOR + 250 bps), 1/31/24	1,300,400
1,828,571	CTC AcquiCo GmbH, Facility B2, 5.707% (LIBOR + 300 bps), 3/7/25	1,801,143
1,759,886	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 5.249% (LIBOR + 275 bps), 7/30/24	1,753,653
1,758,247	Milacron LLC, Term B Loan, 4.999% (LIBOR + 250 bps), 9/28/23	1,729,676
697,950	NN, Inc., Tranche B Term Loan, 6.249% (LIBOR + 375 bps), 10/19/22	683,991
2,030,381	Shape Technologies Group, Inc., Initial Term Loan, 5.776% (LIBOR + 300 bps), 4/21/25	1,999,925
1,309,294	Siteone Landscape Supply LLC (fka John Deere Landscapes LLC), Tranche E Term Loan, 5.26% (LIBOR + 275 bps), 10/29/24	1,297,019
355,064	Terex Corp., Incremental US Term Loan, 4.499% (LIBOR + 200 bps), 1/31/24	348,406
1,946,741	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.999% (LIBOR + 250 bps), 10/23/25	1,905,373
	Total Machinery	$17,617,134
	Manufacturing - 0.2%
1,412,694	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.526% (LIBOR + 175 bps), 10/19/24	$1,390,400
	Total Manufacturing	$1,390,400
	Media - 2.3%
1,315,703	Altice France SA, USD Incremental Term B13 Loan, 6.509% (LIBOR + 400 bps), 8/14/26	$1,243,749
1,379,000	Cable One, Inc., Incremental Term B-1 Loan, 4.25% (LIBOR + 175 bps), 5/1/24	1,371,243
347,375	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 5.009% (LIBOR + 250 bps), 1/25/26	339,342
Principal
Amount
USD ($)		Value
	Media - (continued)
3,758,373	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.759% (LIBOR + 225 bps), 7/17/25	$3,651,470
2,628,905	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.759% (LIBOR + 225 bps), 1/15/26	2,535,797
1,549,173	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 5.507% (PRIME + 200 bps/LIBOR + 300 bps), 11/2/22	1,538,840
1,992,898	Townsquare Media, Inc., Additional Term B Loan, 5.499% (LIBOR + 300 bps), 4/1/22	1,958,022
1,679,106	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 5.249% (LIBOR + 275 bps), 3/15/24	1,571,013
2,600,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 5.009% (LIBOR + 250 bps), 4/15/25	2,519,868
	Total Media	$16,729,344
	Metals & Mining - 2.4%
995,000	Aleris International, Inc., Initial Term Loan, 7.249% (LIBOR + 475 bps), 2/27/23	$997,487
2,196,373	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.56% (LIBOR + 275 bps), 12/22/23	2,146,274
1,782,462	Big River Steel LLC, Closing Date Term Loan, 7.803% (LIBOR + 500 bps), 8/23/23	1,772,436
3,984,746	Global Brass and Copper, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 5/29/25	3,949,780
1,425,000	Oxbow Calcining LLC, First Lien Tranche B Term Loan, 5.999% (LIBOR + 350 bps), 1/4/23	1,423,219
2,248,931	Phoenix Services International LLC, Term Loan B, 6.266% (LIBOR + 375 bps), 3/1/25	2,229,253
1,927,151	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 5.4% (LIBOR + 275 bps), 8/14/24	1,871,504
4,090,617	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.862% (LIBOR + 225 bps), 6/14/21	4,023,122
	Total Metals & Mining	$18,413,075
	Oil & Gas - 2.8%
1,400,000	BCP Raptor II LLC, Initial Term Loan, 7.37% (LIBOR + 475 bps), 11/3/25	$1,344,000
750,000	California Resources Corp., Term Loan, 12.874% (LIBOR + 1,038 bps), 12/31/21	788,437
2,000,000	Centurion Pipeline Co. LLC, Initial Term Loan, 6.053% (LIBOR + 325 bps), 9/29/25	1,980,000
2,679,750	Delek US Holdings, Inc., Initial Term Loan, 4.749% (LIBOR + 225 bps), 3/31/25	2,599,357
3,000,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.249% (LIBOR + 675 bps), 10/29/25	2,895,000
317,872	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.519% (LIBOR + 600 bps), 3/1/24	255,092
2,112,924	Gulf Finance LLC, Tranche B Term Loan, 7.867% (LIBOR + 525 bps), 8/25/23	1,677,662
1,432,868	Keane Group Holdings LLC, Initial Term Loan, 6.25% (LIBOR + 375 bps), 5/25/25	1,368,389
496,250	Lucid Energy Group II Borrower LLC, Initial Term Loan, 5.519% (LIBOR + 300 bps), 2/17/25	491,536
1,732,500	Medallion Midland Acquisition LLC, Initial Term Loan, 5.749% (LIBOR + 325 bps), 10/30/24	1,666,088
109,821	MEG Energy Corp., Initial Term Loan, 6.0% (LIBOR + 350 bps), 12/31/23	109,272
1,371,563	NorthRiver Midstream Finance LP, Initial Term B Loan, 6.047% (LIBOR + 325 bps), 10/1/25	1,367,791
529,083	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.499% (LIBOR + 600 bps), 5/13/22	520,706
3,940,125	Traverse Midstream Partners LLC, Advance Term Loan, 6.6% (LIBOR + 400 bps), 9/27/24	3,945,019
	Total Oil & Gas	$21,008,349
	Packaging & Containers - 0.6%
1,203,950	Ball Metalpack Finco LLC, First Lien Initial Term Loan, 6.999% (LIBOR + 450 bps), 7/31/25	$1,193,476
1,759,737	BWay Holding Co., Initial Term Loan, 6.033% (LIBOR + 325 bps), 4/3/24	1,702,546
1,506,518	Caraustar Industries, Inc., Refinancing Term Loan, 8.303% (LIBOR + 550 bps), 3/14/22	1,506,894
	Total Packaging & Containers	$4,402,916
	Personal, Food & Miscellaneous Services - 1.8%
988,667	Coty, Inc., USD Term Loan B, 4.771% (LIBOR + 225 bps), 4/7/25	$940,470
1,776,076	CSM Bakery Solutions, Ltd. (fka CSM Bakery Supplies, Ltd.), First Lien Term Loan, 6.8% (LIBOR + 400 bps), 7/3/20	1,651,751
495,000	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 5.744% (LIBOR + 300 bps), 9/6/24	467,156
1,989,987	IRB Holding Corp. (aka Arby's / Buffalo Wild Wings), Term B Loan, 5.764% (LIBOR + 325 bps), 2/5/25	1,944,218
3,957,594	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.957% (LIBOR + 425 bps), 6/30/24	3,890,809
2,788,687	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions) , First Lien December 2018 Incremental Term B-1 Loan, 5.249% (LIBOR + 275 bps), 5/2/22	2,754,328
1,766,728	Revlon Consumer Products Corp., Initial Term B Loan, 6.207% (LIBOR + 350 bps), 9/7/23	1,263,210
	Total Personal, Food & Miscellaneous Services	$12,911,942
	Printing & Publishing - 1.2%
1,417,311	Learfield Communications LLC, First Lien Initial Term Loan, 5.75% (LIBOR + 325 bps), 12/1/23	$1,406,682
1,509,712	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.511% (LIBOR + 200 bps), 10/4/23	1,488,549
1,630,913	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.499% (LIBOR + 300 bps), 11/8/24	1,618,001
3,149,888	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.502% (LIBOR + 300 bps), 9/28/23	3,169,575
1,131,585	Tribune Media Co. (fka Tribune Co.), Term C Loan, 5.499% (LIBOR + 300 bps), 1/26/24	1,128,991
	Total Printing & Publishing	$8,811,798
	Professional & Business Services - 1.8%
942,875	Altran Technologies, Facility B, 5.042% (LIBOR + 225 bps), 3/20/25	$932,268
763,263	Global Payments, Inc., Term B-3 Loan, 4.249% (LIBOR + 175 bps), 4/21/23	752,005
1,000,000	Global Payments, Inc., Term B-4 Loan, 4.249% (LIBOR + 175 bps), 10/17/25	981,719
2,271,983	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.236% (LIBOR + 350 bps), 5/24/24	2,243,583
2,244,375	Interior Logic Group Holdings IV LLC, Initial Term Loan, 6.803% (LIBOR + 400 bps), 5/30/25	2,224,736
1,307,438	Pre-Paid Legal Services, Inc. (aka Legal/shield), First Lien Initial Term Loan, 5.499% (LIBOR + 300 bps), 5/1/25	1,296,814
Principal
Amount
USD ($)		Value
	Professional & Business Services - (continued)
1,990,000	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 6.753% (LIBOR + 425 bps), 6/15/25	$1,960,150
763,125	Syneos Health, Inc. (fka INC Research Holdings, Inc.), Replacement Term B Loan, 4.499% (LIBOR + 200 bps), 8/1/24	752,223
2,593,500	Verscend Holding Corp., Term B Loan, 6.999% (LIBOR + 450 bps), 8/27/25	2,574,049
	Total Professional & Business Services	$13,717,547
	Retail - 4.7%
982,538	Albertson's LLC, 2017-1 Term B-5 Loan, 5.822% (LIBOR + 300 bps), 12/21/22	$ 974,677
2,986,301	Albertson's LLC, 2017-1 Term B-6 Loan, 5.691% (LIBOR + 300 bps), 6/22/23	2,944,705
1,250,000	Albertson's LLC, 2018 Term B-7 Loan, 5.499% (LIBOR + 300 bps), 11/17/25	1,223,959
1,728,125	Bass Pro Group LLC, Initial Term Loan, 7.499% (LIBOR + 500 bps), 9/25/24	1,712,572
3,720,998	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 4.25% (LIBOR + 175 bps), 8/17/23	3,708,403
695,004	Dhanani Group, Inc., Term Loan, 6.249% (LIBOR + 375 bps), 7/20/25	680,235
1,902,642	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 6.5% (LIBOR + 400 bps), 9/29/24	1,885,994
1,197,000	HD Supply, Inc., Term B-5 Loan, 4.249% (LIBOR + 175 bps), 10/17/23	1,184,282
426,843	Hudson's Bay Co., Initial Term Loan, 5.752% (LIBOR + 325 bps), 9/30/22	418,662
477,707	JC Penney Corp., Inc., Term Loan, 6.956% (LIBOR + 425 bps), 6/23/23	413,217
3,184,579	KFC Holdings Co. (aka Yum! Brands), 2018 Term Loan B, 4.263% (LIBOR + 175 bps), 4/3/25	3,162,354
1,132,113	Men's Wearhouse, Inc., Tranche B-2 Term Loan, 5.77% (LIBOR + 325 bps), 4/9/25	1,120,792
1,668,088	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 5.002% (LIBOR + 250 bps), 1/30/23	1,653,450
2,605,727	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.763% (LIBOR + 325 bps), 10/25/20	2,318,010
738,750	NPC International, Inc., First Lien Initial Term Loan, 6.055% (LIBOR + 350 bps), 4/19/24	709,200
4,315,030	PetSmart, Inc., Tranche B-2 Term Loan, 5.52% (LIBOR + 300 bps), 3/11/22	3,628,479
992,500	PharMerica Corp., First Lien Initial Term Loan, 6.008% (LIBOR + 350 bps), 12/6/24	990,846
1,000,000	Resideo Funding, Inc., Tranche B Term Loan, 4.63% (LIBOR + 200 bps), 10/24/25	998,738
413,920	Shutterfly, Inc., Incremental Term Loan, 5.25% (LIBOR + 275 bps), 8/17/24	405,124
1,237,547	Shutterfly, Inc., Initial Term B Loan, 5.02% (LIBOR + 250 bps), 8/19/24	1,204,545
2,475,000	Staples, Inc., Closing Date Term Loan, 6.541% (LIBOR + 400 bps), 9/12/24	2,447,156
1,600,000	United Natural Foods, Inc., Initial Term Loan, 6.749% (LIBOR + 425 bps), 10/22/25	1,386,000
	Total Retail	$35,171,400
	Securities & Trusts - 0.5%
866,250	Clipper Acquisitions Corp. (aka TCW Group, Inc.), Term B-1 Loan, 4.263% (LIBOR + 175 bps), 12/27/24	$853,256
1,235,638	Deerfield Dakota Holding LLC (fka Dakota Holding Corp.) (aka Duff & Phelps), Initial Term Loan, 5.749% (LIBOR + 325 bps), 2/13/25	1,195,865
1,763,891	Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 5.249% (LIBOR + 275 bps), 7/21/23	1,758,378
	Total Securities & Trusts	$3,807,499
	Telecommunications - 3.5%
3,854,903	CenturyLink, Inc., Initial Term B Loan, 5.249% (LIBOR + 275 bps), 1/31/25	$3,692,677
2,294,250	Ciena Corp., Refinancing Term Loan, 4.503% (LIBOR + 200 bps), 9/26/25	2,287,080
579,708	Commscope, Inc., Tranche 5 Term Loan, 4.499% (LIBOR + 200 bps), 12/29/22	578,070
4,147,012	Frontier Communications Corp., Term B-1 Loan, 6.25% (LIBOR + 375 bps), 6/15/24	3,977,677
1,967,853	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.749% (LIBOR + 225 bps), 2/15/24	1,946,769
3,667,027	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.756% (LIBOR + 225 bps), 2/22/24	3,608,747
2,156,140	Plantronics, Inc., Initial Term B Loan, 4.999% (LIBOR + 250 bps), 7/2/25	2,100,440
495,000	Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 6.999% (LIBOR + 450 bps), 11/1/24	482,625
4,913,766	Sprint Communications, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 2/2/24	4,809,226
1,045,876	Virgin Media Bristol LLC, Facility K, 5.009% (LIBOR + 250 bps), 1/15/26	1,028,989
1,302,054	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 6.51% (LIBOR + 400 bps), 3/29/21	1,213,081
948,360	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 5.76% (LIBOR + 325 bps), 2/17/24	822,703
	Total Telecommunications	$26,548,084
	Textile & Apparel - 0.1%
990,000	Hanesbrands, Inc., New Term Loan B, 4.249% (LIBOR + 175 bps), 12/16/24	$990,619
	Total Textile & Apparel	$990,619
	Transport - 0.9%
500,000	Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 8.499% (LIBOR + 600 bps), 6/15/23	$490,000
107,957	Kenan Advantage Group Holdings Corp., Initial Canadian Term Loan, 5.499% (LIBOR + 300 bps), 7/29/22	106,608
355,008	Kenan Advantage Group Holdings Corp., Initial US Term Loan, 5.499% (LIBOR + 300 bps), 7/29/22	350,570
2,410,897	Livingston International, Inc., First Lien Refinancing Term B-3 Loan, 8.553% (LIBOR + 575 bps), 3/20/20	2,398,843
924,052	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.78% (LIBOR + 500 bps), 9/14/20	919,432
974,478	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 6.002% (LIBOR + 350 bps), 3/20/25	965,951
Principal
Amount
USD ($)		Value
	Transport - (continued)
1,615,000	Syncreon Global Finance (US), Inc. (Syncreon Group BV), Term Loan, 6.994% (LIBOR + 425 bps), 10/28/20	$1,298,056
	Total Transport	$6,529,460
	Transportation - 0.3%
1,500,000	Envision Healthcare Corp., Initial Term Loan, 6.249% (LIBOR + 375 bps), 10/10/25	$1,416,750
917,369	YRC Worldwide, Inc., Tranche B-1 Term Loan, 11.244% (LIBOR + 850 bps), 7/26/22	893,289
	Total Transportation	$2,310,039
	Utilities - 2.5%
2,112,151	APLP Holdings, Ltd. Partnership, Term Loan, 5.249% (LIBOR + 275 bps), 4/13/23	$2,104,231
1,732,500	Calpine Construction Finance Co., LP, Term B Loan, 4.999% (LIBOR + 250 bps), 1/15/25	1,701,315
1,007,556	Calpine Corp., Term Loan, 5.31% (LIBOR + 250 bps), 1/15/24	992,023
1,872,639	Compass Power Generation LLC, Tranche B-1 Term Loan, 5.999% (LIBOR + 350 bps), 12/20/24	1,869,908
1,240,141	Dayton Power & Light Co., Term Loan, 4.5% (LIBOR + 200 bps), 8/24/22	1,238,591
2,655,273	Eastern Power LLC (Eastern Covert Midco, LLC) (aka TPF II LC, LLC), Term Loan, 6.249% (LIBOR + 375 bps), 10/2/23	2,598,436
1,860,939	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2017-2 First Lien Term Loan, 5.499% (LIBOR + 300 bps), 12/20/24	1,835,351
1,441,155	NRG Energy, Inc., Term Loan, 4.249% (LIBOR + 175 bps), 6/30/23	1,420,930
1,266,106	TerraForm Power Operating LLC, Specified Refinancing Term Loan, 4.499% (LIBOR + 200 bps), 11/8/22	1,255,027
971,827	St. Joseph Energy Center LLC, Term B Advance, 6.0% (LIBOR + 350 bps), 4/10/25	958,464
3,287,671	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.499% (LIBOR + 200 bps), 8/4/23	3,242,466
	Total Utilities	$19,216,742
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $744,081,286)	$727,872,392
Shares		Value
	COMMON STOCK - 0.0%† of Net Assets
	Specialty Retail - 0.0%†
54,675^(c)	Targus Cayman SubCo., Ltd.	$113,724
	Total Specialty Retail	$113,724
	TOTAL COMMON STOCK
	(Cost $191,363)	$113,724
	PREFERRED STOCK - 0.0%† of Net Assets
	Consumer Finance - 0.0%†
10,902(d)	GMAC Capital Trust I, 8.401% (3 Month USD LIBOR + 579 bps), 2/15/40	$284,651
	Total Consumer Finance	$284,651
	TOTAL PREFERRED STOCK
	(Cost $286,177)	$284,651
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 0.2% of Net Assets
1,000,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 6.016% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	$1,003,316
875,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 6.737% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	811,743
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,881,500)	$1,815,059
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets
1,400,000(a)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 3.842% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	$1,370,947
58,123(a)	Velocity Commercial Capital Loan Trust, Series 2011-1, 6.216% (1 Month USD LIBOR + 400 bps), 8/25/40 (144A)	58,395
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,340,601)	$1,429,342
	CORPORATE BONDS - 1.6% of Net Assets
	Advertising - 0.0%†
340,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$309,502
	Total Advertising	$309,502
	Beverages - 0.0%†
359,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	$368,368
	Total Beverages	$368,368
	Chemicals - 0.0%†
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$332,993
	Total Chemicals	$332,993
	Diversified Financial Services - 0.3%
1,000,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$996,250
1,000,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	997,500
	Total Diversified Financial Services	$1,993,750
Principal
Amount
USD ($)		Value
	Healthcare-Products - 0.1%
269,000	Agiliti Health, Inc., 7.625%, 8/15/20	$269,000
	Total Healthcare-Products	$269,000
	Healthcare-Services - 0.1%
600,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$573,000
310,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	327,050
	Total Healthcare-Services	$900,050
	Oil & Gas - 0.2%
485,000	Gulfport Energy Corp., 6.625%, 5/1/23	$480,453
947,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	944,633
	Total Oil & Gas	$1,425,086
	Oil & Gas Services - 0.2%
1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$975,000
1,000,000	FTS International, Inc., 6.25%, 5/1/22	935,000
	Total Oil & Gas Services	$1,910,000
	Packaging & Containers - 0.2%
1,150,000(a)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.287% (3 Month USD LIBOR + 350 bps), 7/15/21 (144A)	$1,152,875
	Total Packaging & Containers	$1,152,875
	Pharmaceuticals - 0.1%
1,000,000	Baush Health Cos., Inc., 5.5%, 11/1/25 (144A)	$993,750
	Total Pharmaceuticals	$993,750
	Telecommunications - 0.2%
1,250,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$1,196,875
	Total Telecommunications	$1,196,875
	Transportation - 0.2%
1,400,000(a)	Golar LNG Partners LP, 8.866% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	$1,393,082
	Total Transportation	$1,393,082
	TOTAL CORPORATE BONDS
	(Cost $12,407,020)	$12,245,331
	INSURANCE-LINKED SECURITIES - 1.1% of Net Assets(1)
	Catastrophe Linked Bonds - 0.1%
	Multiperil - U.S. - 0.1%
300,000+(a)	Panthera Re 2018-1, 3.5% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	$300,510
	Total Catastrophe Linked Bonds	$300,510
	Collateralized Reinsurance - 0.2%
	Earthquakes - California - 0.1%
500,000+(e)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	$500,000
400,000+(c)	Resilience Re, 10/15/19	426,920
		$926,920
	Multiperil - Worldwide - 0.1%
368,836+	Kilarney Re 2018, 4/15/19	$332,690
12,000+	Limestone Re 2016-1, 8/31/21	13,782
250,000+(c)	Resilience Re, 4/8/19	253,425
300,000+(c)	Resilience Re, 5/1/19	3,000
		$602,897
	Windstorm - Florida - 0.0%†
300,000+	Formby Re 2018, 6/15/19	$302,859
102,242+(c)	Formby Re 2018-2, 3/31/19	839
		$303,698
	Windstorm - U.S. Regional - 0.0%†
300,000+(c)	Promissum Re 2018, 6/15/19	$21,960
	Total Collateralized Reinsurance	$1,855,475
	Reinsurance Sidecars - 0.8%
	All Natural Peril - Worldwide - 0.1%
570,000(c)	Eden Re II, 3/22/23 (144A)	$574,503
	Multiperil - U.S. - 0.1%
600,000+(c)	Carnoustie Re 2016, 11/30/20	$16,200
600,000+(c)	Carnoustie Re 2017, 11/30/21	152,520
400,000+(c)	Harambee Re 2018, 12/31/21	360,680
121,860+(c)	Harambee Re 2019, 12/31/22	122,226
		$651,626
	Multiperil - Worldwide - 0.6%
400,000(c)	Alturas Re 2019-2, 3/10/22	$401,160
1,635,886+(c)	Berwick Re 2018-1, 12/31/21	270,085
797,173+(c)	Berwick Re 2019-1, 12/31/22	797,173
30,000+(c)	Eden Re II, 3/22/22 (144A)	94,509
350,000+(c)	Gleneagles Re 2016, 11/30/20	21,700
400,000+(c)	Limestone Re 2018, 3/1/22	411,000
700,000+(c)	Lorenz Re 2018, 7/1/21	502,950
250,000+(c)	Madison Re 2016, 3/31/19	20,156
400,000+(c)	Merion Re 2018-2, 12/31/21	390,108
600,000+	Pangaea Re 2016-1, 11/30/20	2,940
600,000+(c)	Pangaea Re 2018-1, 12/31/21	35,280
600,000+(c)	Pangaea Re 2018-3, 7/1/22	511,980
491,548+(c)	Pangaea Re 2019-1, 2/1/23	493,931
Principal
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
250,000+(c)	Sector Re V, 12/1/23 (144A)	$255,220
600,000+(c)	St. Andrews Re 2017-1, 2/1/20	40,680
695,194+(c)	St. Andrews Re 2017-4, 6/1/19	68,407
253,645+(c)	Woburn Re 2018, 12/31/21	182,624
		$4,499,903
	Total Reinsurance Sidecars	$5,726,032
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $8,348,580)	$7,882,017
Shares		Value
	INVESTMENT COMPANIES- 0.6% of Net Assets
100,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$1,254,000
100,000	Eaton Vance Floating-Rate Income Trust	1,328,000
100,000	First Trust Senior Floating Rate Income Fund II	1,182,000
100,000	Invesco Senior Income Trust	415,000
	TOTAL INVESTMENT COMPANIES
	(Cost $4,779,086)	$4,179,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.3%
	(Cost $773,315,613)	$755,821,516
	OTHER ASSETS AND LIABILITIES - (0.3)%	$(1,936,852)
	NET ASSETS - 100.0%	$753,884,664

(1)	Securities are restricted as to resale.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $10,843,013, or 1.4% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2019.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2019.
(b)	This term loan will settle after January 31, 2019, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2019.
(e)	Rate to be determined.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$727,872,392	$–	$727,872,392
Common Stock	–	–	113,724	113,724
Preferred Stock	284,651	–	–	284,651
Asset Backed Securities	–	1,815,059	–	1,815,059
Collateralized Mortgage Obligations	–	1,429,342	–	1,429,342
Corporate Bonds	–	12,245,331	–	12,245,331
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	–	300,510	300,510
Collateralized Reinsurance
Earthquakes - California	–	–	926,920	926,920
Multiperil - Worldwide	–	–	602,897	602,897
Windstorm - Florida	–	–	303,698	303,698
Windstorm - U.S. Regional	–	–	21,960	21,960
Reinsurance Sidecars
All Natural Peril - Worldwide	–	--	574,503	574,503
Multiperil - U.S.	–	–	651,626	651,626
Multiperil - Worldwide	–	--	4,499,903	4,499,903
Investment Companies	4,179,000	–	–	4,179,000
Total Investments in Securities	$4,463,651	$743,362,124	$7,995,741	$755,821,516

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/18	$113,724	$9,462,948	$9,576,672
Realized gain (loss)	--	(3,678)	(3,678)
Change in unrealized appreciation (depreciation)	--	(562,125)	(562,125)
Accrued discounts/premiums	--	--	--
Purchases	--	2,830,830	2,830,830
Sales	--	(3,845,958)	(3,845,958)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 1/31/19	$113,724	$7,882,017	$7,995,741

*	Transfers are calculated on the beginning of period value. For the three months ended January 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $(518,001).

Pioneer Flexible Opportunities Fund

NQ| January 31, 2019

Ticker Symbols: Class A PMARX Class C PRRCX Class K FLEKX Class R MUARX Class Y PMYRX

	Shares		Value
		UNAFFILIATED ISSUERS - 91.4%
		COMMON STOCKS - 78.4% of Net Assets
		Aerospace & Defense - 7.6%
	396,887	BAE Systems Plc	$2,663,297
	4,439	Boeing Co.	1,711,767
	37,764	Harris Corp.	5,784,690
	26,758	L3 Technologies, Inc.	5,268,115
	18,790	MTU Aero Engines AG	4,047,093
	34,101	Raytheon Co.	5,618,481
	41,989	Safran SA	5,502,218
	35,953	Spirit AeroSystems Holdings, Inc.	2,998,480
	47,443	Thales SA	5,248,265
	18,128	United Technologies Corp.	2,140,373
		Total Aerospace & Defense	$40,982,779
		Auto Components - 0.1%
	486,000	Xinyi Glass Holdings, Ltd.	$588,374
		Total Auto Components	$588,374
		Banks - 10.1%
	277,227	ABN AMRO Group NV (144A)	$6,891,157
	168,440	Banco Santander SA	796,530
	418,030	Bank for Foreign Trade of Vietnam JSC	1,023,497
	55,597	Bank of America Corp.	1,582,847
	6,964,000	China Construction Bank Corp., Class H	6,221,145
	1,464,500	China Merchants Bank Co., Ltd., Class H	6,382,768
	33,813	Citigroup, Inc.	2,179,586
	382,289	FinecoBank Banca Fineco S.p.A.	4,151,101
	7,858,000	Industrial & Commercial Bank of China, Ltd., Class H	6,068,456
	264,760	ING Groep NV	3,124,583
	915,129	Intesa Sanpaolo S.p.A.	2,089,193
	29,816	JPMorgan Chase & Co.	3,085,956
	31,445	KBC Group NV	2,133,323
	301,100	Mitsubishi UFJ Financial Group, Inc.	1,613,979
	324,748	Sberbank of Russia PJSC (A.D.R.)	4,410,078
	36,500	Sumitomo Mitsui Financial Group, Inc.	1,356,073
	95,400	United Overseas Bank, Ltd.	1,785,118
		Total Banks	$54,895,390
		Biotechnology - 1.9%
	32,352(a)	Alexion Pharmaceuticals, Inc.	$3,978,002
	5,241	Amgen, Inc.	980,644
	2,411(a)	Biogen, Inc.	804,743
	98,961(a)	Invitae Corp.	1,393,371
	7,562(a)	Regeneron Pharmaceuticals, Inc.	3,246,140
		Total Biotechnology	$10,402,900
		Building Products - 0.1%
	30,584(a)	Resideo Technologies, Inc.	$670,707
		Total Building Products	$670,707
		Capital Markets - 3.6%
	172,095	Blackstone Group LP	$5,799,601
	233,555	Carlyle Group LP	4,411,854
	195,521	KKR & Co., Inc.	4,389,447
	25,499	Macquarie Group, Ltd.	2,157,646
	12,940	S&P Global, Inc.	2,479,951
		Total Capital Markets	$19,238,499
		Commercial Services & Supplies - 0.4%
	22,395	Waste Management, Inc.	$2,142,530
		Total Commercial Services & Supplies	$2,142,530
		Consumer Finance - 1.6%
	40,276	Capital One Financial Corp.	$3,245,843
	82,497	Discover Financial Services	5,567,722
		Total Consumer Finance	$8,813,565
		Electric Utilities - 1.1%
	231,000	CK Infrastructure Holdings, Ltd.	$1,864,886
	637,076	Enel S.p.A	3,839,449
		Total Electric Utilities	$5,704,335
		Electronic Equipment, Instruments & Components - 0.2%
	21,410	FLIR Systems, Inc.	$1,046,521
		Total Electronic Equipment, Instruments & Components	$1,046,521
		Equity Real Estate Investment Trusts (REITs) - 1.5%
	639,300	CapitaLand Commercial Trust	$892,798
	497,600	CapitaLand Mall Trust	887,120
	172,418	Lar Espana Real Estate Socimi SA	1,659,493
	249,589	Merlin Properties Socimi SA	3,344,869
	14,118	Ryman Hospitality Properties, Inc.	1,134,381
		Total Equity Real Estate Investment Trusts (REITs)	$7,918,661
		Food Products - 0.7%
	141,250(a)	Health & Happiness H&H International Holdings, Ltd.	$860,419
	461,910(a)	Masan Group Corp.	1,547,067
	Shares		Value
		Food Products - (continued)
	34,874	Mondelez International, Inc.	$1,613,271
		Total Food Products	$4,020,757
		Health Care Equipment & Supplies - 5.7%
	26,227	Becton Dickinson and Co.	$6,542,587
	160,117(a)	Boston Scientific Corp.	6,108,464
	6,014	Carl Zeiss Meditec AG	544,767
	32,636	Danaher Corp.	3,619,985
	48,460	Hill-Rom Holdings, Inc.	4,846,969
	8,797(a)	IDEXX Laboratories, Inc.	1,871,826
	5,359(a)	Intuitive Surgical, Inc.	2,806,187
	27,028	Stryker Corp.	4,799,362
		Total Health Care Equipment & Supplies	$31,140,147
		Health Care Providers & Services - 4.5%
	30,626	Anthem, Inc.	$9,279,678
	10,066	HCA Healthcare, Inc.	1,403,502
	20,930	Humana, Inc.	6,467,161
	26,446	UnitedHealth Group, Inc.	7,145,709
		Total Health Care Providers & Services	$24,296,050
		Hotels, Restaurants & Leisure - 0.7%
	430,000	Galaxy Entertainment Group, Ltd.	$2,959,074
	95,678	Melia Hotels International SA	959,756
		Total Hotels, Restaurants & Leisure	$3,918,830
		Independent Power and Renewable Electricity Producers - 0.3%
	2,024,000	China Everbright Greentech, Ltd. (144A)	$1,599,174
		Total Independent Power and Renewable Electricity Producers	$1,599,174
		Industrial Conglomerates - 2.1%
	47,486	Honeywell International, Inc.	$6,820,414
	43,073	Rheinmetall AG	4,465,132
		Total Industrial Conglomerates	$11,285,546
		Insurance - 7.9%
	327,200	AIA Group, Ltd.	$2,939,653
	31,998	Allianz SE	6,771,791
	162,942	AXA SA	3,775,266
	11,201	Baloise Holding AG	1,730,767
	305,800	China Taiping Insurance Holdings Co., Ltd.	837,856
	335,750	New China Life Insurance Co., Ltd., Class H	1,420,521
	139,923	NN Group NV	5,912,179
	678,500	Ping An Insurance Group Co. of China, Ltd., Class H	6,562,740
	501,362	Poste Italiane S.p.A (144A)	4,311,411
	25,087	Progressive Corp.	1,688,104
	16,292(a)	Swiss Life Holding AG	6,703,846
		Total Insurance	$42,654,134
		Internet & Direct Marketing Retail - 0.6%
	19,377(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$3,264,831
		Total Internet & Direct Marketing Retail	$3,264,831
		IT Services - 2.1%
	131,448	Booz Allen Hamilton Holding Corp.	$6,458,040
	5,224	Leidos Holdings, Inc.	302,992
	21,444	Mastercard, Inc.	4,527,472
		Total IT Services	$11,288,504
		Life Sciences Tools & Services - 2.3%
	78,554	Agilent Technologies, Inc.	$5,974,032
	27,385	Thermo Fisher Scientific, Inc.	6,727,673
		Total Life Sciences Tools & Services	$12,701,705
		Machinery - 1.9%
	52,440	Ingersoll-Rand Plc	$5,246,098
	152,427	Interpump Group S.p.A.	4,905,395
	21,059(a)	Piovan S.p.A (144A)	182,444
		Total Machinery	$10,333,937
		Media - 0.4%
	38,843	Stroeer SE & Co. KGaA	$2,172,905
		Total Media	$2,172,905
		Metals & Mining - 4.8%
	184,311	Anglo American Plc	$4,694,958
	244,010	ArcelorMittal	5,639,600
	1,602,655(a)	Glencore Plc	6,502,538
	209,523	MMC Norilsk Nickel PJSC (A.D.R.)	4,402,078
	145,244	OZ Minerals, Ltd.	1,029,802
	145,723	Teck Resources, Ltd., Class B	3,551,648
		Total Metals & Mining	$25,820,624
		Multi-Utilities - 0.1%
	64,866	E.ON SE	$718,603
		Total Multi-Utilities	$718,603
		Oil, Gas & Consumable Fuels - 1.9%
	5,418,000	China Suntien Green Energy Corp., Ltd., Class H	$1,477,564
	40,886	EOG Resources, Inc.	4,055,891
	28,931	LUKOIL PJSC (A.D.R.)	2,320,266
	Shares		Value
		Oil, Gas & Consumable Fuels - (continued)
	195,043	Petroleo Brasileiro SA	$1,368,047
	24,474	TOTAL SA	1,343,885
		Total Oil, Gas & Consumable Fuels	$10,565,653
		Pharmaceuticals - 1.9%
	396,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	$1,521,515
	55,829	Novartis AG	4,854,940
	14,605	Roche Holding AG	3,875,530
		Total Pharmaceuticals	$10,251,985
		Real Estate Management & Development - 6.2%
	818,000	China Overseas Land & Investment, Ltd.	$3,075,168
	1,096,000	China Resources Land, Ltd.	4,259,945
	500,600	City Developments, Ltd.	3,417,407
	2,802,000	Colour Life Services Group Co., Ltd.	1,578,280
	65,347	Deutsche Wohnen SE	3,259,938
	114,059	Grand City Properties SA	2,832,605
	99,200	Hulic Co., Ltd.	913,870
	1,084,000	KWG Group Holdings, Ltd.	1,063,687
	733,000	Longfor Group Holdings, Ltd.	2,265,214
	615,500	Shimao Property Holdings, Ltd.	1,741,304
	97,000	Sun Hung Kai Properties, Ltd.	1,621,807
	859,017(a)	Vinhomes JSC (144A)	2,962,255
	92,596	Vonovia SE	4,642,611
		Total Real Estate Management & Development	$33,634,091
		Software - 2.1%
	100,537(a)	Envestnet, Inc.	$5,454,132
	40,514	Microsoft Corp.	4,230,877
	31,542	Oracle Corp.	1,584,355
		Total Software	$11,269,364
		Textiles, Apparel & Luxury Goods - 3.9%
	16,984	adidas AG	$4,037,135
	4,054	Cie Financiere Richemont SA	278,853
	2,244	Kering SA	1,123,564
	19,512	LVMH Moet Hennessy Louis Vuitton SE	6,246,959
	144,209	Moncler S.p.A.	5,429,815
	5,141	Puma SE	2,862,380
	29,120	Tapestry, Inc.	1,127,235
		Total Textiles, Apparel & Luxury Goods	$21,105,941
		Transportation Infrastructure - 0.1%
	478,000	Shenzhen Expressway Co., Ltd., Class H	$540,922
		Total Transportation Infrastructure	$540,922
		TOTAL COMMON STOCKS
		(Cost $408,514,916)	$424,987,964
		PREFERRED STOCK - 0.0% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.0%†
	204^(a)	Wheeler Real Estate Investment Trust, Inc.	$82,030
		Total Equity Real Estate Investment Trusts (REITs)	$82,030
		TOTAL PREFERRED STOCK
		(Cost $195,245)	$82,030
	Principal
	Amount USD ($)		Value
		CORPORATE BONDS - 4.1% of Net Assets
		Banks - 1.3%
	301,000	Banco do Brasil SA, 3.875%, 10/10/22	$296,184
	2,000,000(b)	Banco do Brasil SA, 3.875%, 10/10/22	1,968,000
	1,579,000	Industrial & Commercial Bank of China, Ltd., 3.538%, 11/8/27	1,525,027
	3,804,000(c)(d)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	3,485,415
		Total Banks	$7,274,626
		Chemicals - 0.4%
	281,000	Braskem Finance, Ltd., 6.45%, 2/3/24	$304,464
	1,800,000(b)	Braskem Finance, Ltd., 6.45%, 2/3/24	1,950,300
		Total Chemicals	$2,254,764
		Mining - 0.5%
	2,637,000	MMC Norilsk Nickel OJSC via MMC Finance, DAC, 4.1%, 4/11/23 (144A)	$2,560,342
		Total Mining	$2,560,342
		Oil & Gas - 0.6%
	3,339,000	Petrobras Global Finance BV, 4.375%, 5/20/23	$3,331,153
		Total Oil & Gas	$3,331,153
		Packaging & Containers - 0.6%
	3,000,000	Sealed Air Corp., 5.125%, 12/1/24 (144A)	$3,030,900
		Total Packaging & Containers	$3,030,900
		Telecommunications - 0.7%
	4,400,000	CenturyLink, Inc., 7.65%, 3/15/42	$3,647,820
		Total Telecommunications	$3,647,820
		TOTAL CORPORATE BONDS
		(Cost $22,146,982)	$22,099,605
	Principal
	Amount USD ($)		Value
		FOREIGN GOVERNMENT BONDS - 2.1% of Net Assets
		Argentina - 0.7%
	4,500,000	Argentine Republic Government International Bond, 5.875%, 1/11/28	$3,577,500
		Total Argentina	$3,577,500
		Brazil - 0.3%
BRL	4,942,000	Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/25	$1,452,801
		Total Brazil	$1,452,801
		Indonesia - 1.1%
IDR	84,537,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$6,140,995
		Total Indonesia	$6,140,995
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $10,921,396)	$11,171,296
	Shares		Value
		INVESTMENT COMPANIES - 4.4% of Net Assets
	517,233	ETFMG Prime Cyber Security ETF	$19,391,065
	62,296	Invesco International BuyBack Achievers ETF	1,941,143
	120,057	VanEck Vectors Vietnam ETF	1,901,703
	3,411(a)(b)	Xtrackers Physical Rhodium ETC	749,840
		TOTAL INVESTMENT COMPANIES
		(Cost $24,285,729)	$23,983,751
Number of						Strike	Expiration
Contracts	Description	Counterparty		Notional		Price	Date	Value
	EXCHANGE-TRADED CALL OPTION PURCHASED - 0.0%
8,690	Euro Stoxx 600 Index	Citibank NA	EUR	1,383,519	EUR	170	3/15/2019	$24,863
	TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
	(Premiums paid $1,383,519)							$24,863
	OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED - 0.2%
8,135	S&P 500 Index	Citibank NA	USD	796,503	USD	2,481	10/18/2019	$610,500
8,254	S&P 500 Index	Citibank NA	USD	796,452	USD	2,506	10/18/2019	663,737
								$1,274,237
	TOTAL OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED
	(Premiums paid $1,592,955)							$1,274,237
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 1.4%
31,600,000	CSOP FTSE	Citibank NA	HKD	1,798,461	HKD	14	6/27/2019	$1,455,459
31,571	Euro Stoxx 50	Citibank NA	EUR	3,001,680	EUR	3,559	6/21/2019	77,187
15,077	Euro Stoxx 50	Citibank NA	EUR	900,663	EUR	3,148	6/21/2019	1,236,399
3,270	FTSE 100 Index	Citigroup Global Markets, Inc.	GBP	839,711	GBP	7,697	3/15/2019	1,692
81,777	MSCI Emerging Markets Index	Citibank NA	USD	4,999,985	USD	1,126	7/19/2019	1,879,823
53	Nikkei 225 Index	Citibank NA	JPY	668,728	JPY	21,298	9/13/2019	364,240
234	Nikkei 225 Index	Citibank NA	JPY	1,786,726	JPY	23,504	9/13/2019	378,962
126,150	Nikkei 225 Index	JPMorgan Chase Bank NA	JPY	1,096,201	JPY	21,656	8/9/2019	606,292
9,562	S&P 500 Index	Citibank NA	USD	779,972	USD	2,809	5/14/2019	350,285
9,320	S&P 500 Index	Citibank NA	USD	779,974	USD	2,790	5/15/2019	417,189
6,659	S&P 500 Index	Citibank NA	USD	599,957	USD	2,761	5/20/2019	395,699
6,530	S&P 500 Index	Citibank NA	USD	599,967	USD	2,762	6/6/2019	433,401
								$7,596,628
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $17,852,025)							$7,596,628
	TOTAL OPTIONS PURCHASED
	(Premiums paid $20,828,499)							$8,895,728
Principal
Amount
USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.8% of Net Assets
	REPURCHASE AGREEMENTS - 0.8%
1,405,000	$1,405,000 ScotiaBank, 2.54%, dated 1/31/19 plus accrued interest on 2/1/19	$1,405,000
	collateralized by the following:
	$1,132,301 Federal National Mortgage Association, 2.4% - 4.0%, 6/1/45 - 12/1/48
	$300,952 U.S. Treasury Notes, 2.0%, 4/30/24.
1,405,000	$1,405,000 TD Securities USA LLC, 2.55%, dated 1/31/19 plus accrued interest on 2/1/19	1,405,000
	collateralized by $1,433,101 Freddie Mac Giant, 4.5%, 1/1/49.
1,405,000	$1,405,000 TD Securities USA LLC, 2.57%, dated 1/31/19 plus accrued interest on 2/1/19	$1,405,000
	collateralized by $1,433,101 Freddie Mac Giant, 4.5%, 1/1/49.
		$4,215,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $4,215,000)	$4,215,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 91.4%
	(Cost $491,107,767)	$495,435,374
	OTHER ASSETS AND LIABILITIES - 8.6%	$46,678,813
	NET ASSETS - 100.0%	$542,114,187

bps	Basis Points.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $25,023,098, or 4.6% of net assets.

(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Non-income producing security.
(b)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd. (formerly, Pioneer Cayman Commodity Fund Ltd.)
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2019.
(d)	Security is perpetual in nature and has no stated maturity date.

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	10,497,836	USD	(1,337,981)	Brown Brothers Harriman & Co.	2/8/19	$64
USD	4,221,312	HKD	(33,120,667)	Brown Brothers Harriman & Co.	2/8/19	(220)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(156)
FUTURES CONTRACTS

CURRENCY FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
179	Australian Dollar	3/18/19	$12,658,468	$13,013,300	$(354,832)
273	Euro	3/18/19	38,897,119	39,197,681	(300,562)
			$51,555,587	$52,210,981	$(655,394)

INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,168	Euro Stoxx 50	3/15/19	$40,601,531	$42,133,337	$(1,531,806)
484	FTSE/JSE Top 40	3/20/19	16,592,597	17,568,997	(976,400)
617	MSCI Emerging Markets	3/15/19	30,013,965	32,842,910	(2,828,945)
82	Nasdaq 100 E-MINI	3/15/19	10,858,822	11,340,190	(481,368)
170	SPI 200	3/21/19	16,996,184	17,919,342	(923,158)
			115,063,099	121,804,776	(6,741,677)
TOTAL FUTURES CONTRACTS			$(166,618,686)	$(174,015,757)	$(7,397,071)
SWAP CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACTS - SELL PROTECTION
Notional Amount(1)	Counterprty	Obligation Reference/Index	Pay/ Receive	Coupon	Expiration Date	Unrealized Appreciation (Depreciation)	Market Value
87,810	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay(2)	3M LIBOR + 39bps	5/1/19	$(389,084)	$(389,084)
26,483	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay(3)	3M LIBOR + 39bps	11/26/19	55,030	55,030
TOTAL SWAPS CONTRACTS						$(334,054)	$(334,054)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated topay upon occurrence of a credit event.
(2)	Pays Quarterly.
(3)	Pays Monthly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen

* The following table shows the individual positions and related values of the securities underlying each total return swap with Goldman Sachs International, as of January 31, 2019.:

Index Description	Shares	Value	% of basket
AbbVie Inc.	92	$(7,407)	2.22%
AES Corp.	538	(8,816)	2.64%
American Airlines Group, Inc.	143	(5,106)	1.53%
American International Group, Inc.	100	(4,318)	1.30%
Ameriprise Financial, Inc..	48	(6,024)	1.80%
AmerisourceBergen Corp.	74	(6,181)	1.85%
Apple, Inc.	42	(7,048)	2.11%
Applied Materials, Inc.	150	(5,854)	1.75%
Archer-Daniels-Midland Co.	133	(5,971)	1.79%
Assurant, Inc.	63	(6,092)	1.82%
Boeing Co.	33	(12,693)	3.80%
Capital One Financial Corp	76	(6,099)	1.83%
Capri Holdings Ltd.	163	(6,922)	2.07%
CBS Corp.	91	(4,521)	1.35%
CenturyLink, Inc.	237	(3,631)	1.09%
Cigna Corp.	24	(4,823)	1.44%
Corning, Inc.	211	(7,014)	2.10%
DENTSPLY SIRONA, Inc.	96	(4,036)	1.21%
Discover Financial Services	97	(6,560)	1.96%
eBay, Inc.	182	(6,127)	1.83%
Equity Residential	94	(6,835)	2.05%
F5 Networks, Inc.	47	(7,582)	2.27%
General Electric Co.	210	(2,132)	0.64%
Gilead Sciences, Inc.	89	(6,216)	1.86%
HCA Healthcare, Inc.	72	(10,073)	3.02%
HP, Inc.	323	(7,121)	2.13%
LyondellBasell Industries NV	72	(6,242)	1.87%
McDonald's Corp.	43	(7,773)	2.33%
Monster Beverage Corp.	134	(7,674)	2.30%
Motorola Solutions, Inc.	71	(8,273)	2.48%
Navient Corp.	400	(4,563)	1.37%
NetApp, Inc.	153	(9,735)	2.91%
NRG Energy, Inc.	360	(14,727)	4.41%
ONEOK, Inc.	116	(7,425)	2.22%
Procter & Gamble Co.	70	(6,720)	2.01%
PulteGroup, Inc.	268	(7,463)	2.23%
Qorvo, Inc.	89	(5,845)	1.75%
Quest Diagnostics, Inc.	58	(5,037)	1.51%
Seagate Technology PLC	144	(6,394)	1.91%
Sysco Corp.	115	(7,347)	2.20%
Target Corp.	109	(7,952)	2.38%
TransDigm Group, Inc.	25	(9,641)	2.89%
Tyson Foods, Inc.	95	(5,862)	1.75%
United Continental Holdings, Inc.	87	(7,562)	2.26%
Valero Energy Corp.	94	(8,269)	2.48%
Western Union Co.	306	(5,590)	1.67%
Weyerhaeuser Co.	180	(4,713)	1.41%
Williams Cos, Inc.	199	(5,349)	1.60%
Yum! Brands, Inc.	93	(8,696)	2.60%
Totals		$(334,054)	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$424,987,964	$–	$–	$424,987,964
Preferred Stock	–	–	82,030	82,030
Corporate Bonds	–	22,099,605	–	22,099,605
Foreign Government Bonds	–	11,171,296	–	11,171,296
Investment Companies	23,983,751	–	–	23,983,751
Exchange-Traded Call Option Purchased	24,863	–	–	24,863
Over The Counter (OTC) Put Options Purchased	–	1,274,237	–	1,274,237
Over The Counter (OTC) Call Options Purchased	–	7,596,628	–	7,596,628
Repurchase Agreements	–	4,215,000	–	4,215,000
Total Investments in Securities	$448,996,578	$46,356,766	$82,030	$495,435,374
Other Financial Instruments
Net unrealized depreciation on forward foreign currency contracts	$–	$(156)	$–	$(156)
Net unrealized depreciation on futures contracts	(7,397,071)	–	–	(7,397,071)
Swap contracts, at value	–	(334,054)	–	(334,054)
Total Other Financial Instruments	$(7,397,071)	$(334,210)	$–	$(7,731,281)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Preferred Stock
Balance as of 10/31/18	$143,808
Realized gain (loss)	–
Changed in unrealized appreciation (depreciation)	(61,778)
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/19	$82,030

*	Transfers are calculated on the beginning of period values. During the year ended October 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $(61,778).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.